Fair Value Measurements (Details) - Schedule of Fair Value of the Convertible Promissory Note - Convertible Debt Securities [Member] - $ / shares	12 Months Ended
	Mar. 31, 2023	Mar. 22, 2023
Fair Value Measurements (Details) - Schedule of Fair Value of the Convertible Promissory Note [Line Items]
Strike Price (in Dollars per share)	$ 10	$ 10
Spot Price (in Dollars per share)	$ 10.28	$ 10.26
Time to maturity	8 months 4 days	8 months 12 days
Business combination success rate	9.00%	9.00%
Expected Volatility	5.00%	5.00%
Expected dividend rate	0.00%	0.00%
Risk-free rate	4.80%	4.70%